Lease liabilities - Components of lease (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lease liabilities
Non-current	$ 502.3		$ 470.5	[1]
Current	92.5		82.1	[1]
Total lease liabilities	594.8		$ 552.6
Lease payments	$ 53.1	$ 63.2

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).